Consolidated Statements of Changes in Shareholders' Deficit ¥ in Thousands, $ in Thousands	Pre Offering Common Class A [Member] Common Stock [Member] CNY (¥) shares	Pre Offering Common Class A [Member] Common Stock [Member] Beijing Kunlunjiexin technology Co., LTD [Member] CNY (¥)	Pre Offering Common Class A [Member] Common Stock [Member] Zhuge Inc [Member] CNY (¥)	Pre Offering Common Class A [Member] Common Stock [Member] Exercise of Options Before Initial Public Offering [Member] CNY (¥) shares	Pre Offering Common Class B [Member] Common Stock [Member] CNY (¥) shares	Pre Offering Common Class B [Member] Common Stock [Member] Beijing Kunlunjiexin technology Co., LTD [Member] CNY (¥)	Pre Offering Common Class B [Member] Common Stock [Member] Zhuge Inc [Member] CNY (¥)	Pre Offering Common Class B [Member] Common Stock [Member] Exercise of Options Before Initial Public Offering [Member] CNY (¥)	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] CNY (¥)	Additional Paid-in Capital [Member] Beijing Kunlunjiexin technology Co., LTD [Member] CNY (¥)	Additional Paid-in Capital [Member] Zhuge Inc [Member] CNY (¥)	Additional Paid-in Capital [Member] Exercise of Options Before Initial Public Offering [Member] CNY (¥)	Subscription Receivable [Member] CNY (¥)	Subscription Receivable [Member] Beijing Kunlunjiexin technology Co., LTD [Member] CNY (¥)	Subscription Receivable [Member] Zhuge Inc [Member] CNY (¥)	Subscription Receivable [Member] Exercise of Options Before Initial Public Offering [Member] CNY (¥)	AOCI Attributable to Parent [Member] USD ($)	AOCI Attributable to Parent [Member] CNY (¥)	AOCI Attributable to Parent [Member] Beijing Kunlunjiexin technology Co., LTD [Member] CNY (¥)	AOCI Attributable to Parent [Member] Zhuge Inc [Member] CNY (¥)	AOCI Attributable to Parent [Member] Exercise of Options Before Initial Public Offering [Member] CNY (¥)	Retained Earnings 1 [Member] CNY (¥)	Parent 1 [Member] USD ($)	Parent 1 [Member] CNY (¥)	Parent 1 [Member] Beijing Kunlunjiexin technology Co., LTD [Member] CNY (¥)	Parent 1 [Member] Zhuge Inc [Member] CNY (¥)	Parent 1 [Member] Exercise of Options Before Initial Public Offering [Member] CNY (¥)	Noncontrolling Interest [Member] USD ($)	Noncontrolling Interest [Member] CNY (¥)	Noncontrolling Interest [Member] Beijing Kunlunjiexin technology Co., LTD [Member] CNY (¥)	Noncontrolling Interest [Member] Zhuge Inc [Member] CNY (¥)	Noncontrolling Interest [Member] Exercise of Options Before Initial Public Offering [Member] CNY (¥)	USD ($)	CNY (¥)	Beijing Kunlunjiexin technology Co., LTD [Member] CNY (¥)	Zhuge Inc [Member] CNY (¥)	Exercise of Options Before Initial Public Offering [Member] CNY (¥)	Treasury Stock, Common [Member] USD ($)	Treasury Stock, Common [Member] CNY (¥)	Treasury Stock, Common [Member] Beijing Kunlunjiexin technology Co., LTD [Member] CNY (¥)	Treasury Stock, Common [Member] Zhuge Inc [Member] CNY (¥)	Treasury Stock, Common [Member] Exercise of Options Before Initial Public Offering [Member] CNY (¥)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] CNY (¥)	Retained Earnings [Member] Beijing Kunlunjiexin technology Co., LTD [Member] CNY (¥)	Retained Earnings [Member] Zhuge Inc [Member] CNY (¥)	Retained Earnings [Member] Exercise of Options Before Initial Public Offering [Member] CNY (¥)	Common Class A [Member] Common Stock [Member] USD ($) shares	Common Class A [Member] Common Stock [Member] CNY (¥) shares	Common Class A [Member] Common Stock [Member] Beijing Kunlunjiexin technology Co., LTD [Member] CNY (¥)	Common Class A [Member] Common Stock [Member] Zhuge Inc [Member] CNY (¥) shares	Common Class A [Member] Common Stock [Member] Exercise of Options Before Initial Public Offering [Member] CNY (¥)	Common Class A [Member] Common Stock [Member] Exercise of Options After Initial Public Offering [Member] shares	Common Class A [Member] shares	Common Class B [Member] Common Stock [Member] USD ($) shares	Common Class B [Member] Common Stock [Member] CNY (¥) shares	Common Class B [Member] Common Stock [Member] Beijing Kunlunjiexin technology Co., LTD [Member] CNY (¥)	Common Class B [Member] Common Stock [Member] Zhuge Inc [Member] CNY (¥)	Common Class B [Member] Common Stock [Member] Exercise of Options Before Initial Public Offering [Member] CNY (¥)	Common Class B [Member] shares
Balance at Dec. 31, 2019	¥ 24				¥ 33									¥ (23,220)					¥ (77,494)				¥ (1,168,156)		¥ (1,268,813)					¥ (26,277)					¥ (1,295,090)
Balance, shares at Dec. 31, 2019 | shares	34,724,614				55,957,962
Issuance of ordinary shares to Cloopen Japan’s non- controlling interest shareholders as share based compensation	¥ 3									33,136															33,139										33,139
Issuance of ordinary shares to Cloopen Japan's non- controlling interest shareholders as share based compensation, shares | shares	3,706,745
Purchase of the non-controlling interests of the Group’s subsidiaries by issuing ordinary shares	¥ 2									(42,166)															(42,164)					22,692					(19,472)
Purchase of the non-controlling interests of the Group's subsidiaries, shares | shares	3,501,087
Receipt of subscription receivables														1											1										1
Change in the ownership interest in the subsidiaries										(3,286)															(3,286)					6,179					2,893
Net loss																							(425,232)		(425,232)					(5)					(425,237)
Share-based compensation										77,909				23,219											101,128										101,128
Accretion and modification of Redeemable Convertible Preferred Shares										(65,593)													(1,073,515)		(1,139,108)										(1,139,108)
Deemed dividends																							(14,729)		(14,729)										(14,729)
Foreign currency translation adjustment, net of nil income taxes																			153,227						153,227					(76)					153,151
Balance at Dec. 31, 2020	¥ 29				¥ 33														75,733				¥ (2,681,632)		(2,605,837)					2,513					(2,603,324)										¥ (2,681,632)
Balance, shares at Dec. 31, 2020 | shares	41,932,446				55,957,962
Issuance of ordinary shares to Cloopen Japan’s non- controlling interest shareholders as share based compensation	¥ 1									20,620															20,621					(5,867)					14,754
Issuance of ordinary shares to Cloopen Japan's non- controlling interest shareholders as share based compensation, shares | shares	1,424,312
Change in the ownership interest in the subsidiaries										251															251					89					340
Net loss																									(903,859)					(593)					(904,452)										(903,859)
Share-based compensation										172,188															172,188										172,188
Accretion and modification of Redeemable Convertible Preferred Shares										(17,201)															(4,878,652)										(4,878,652)										(4,861,451)
Deemed dividends
Foreign currency translation adjustment, net of nil income taxes																			(308,001)						(308,001)										(308,001)
Exercise option				¥ 7						10,964			¥ 15,917												10,968			¥ 15,924							10,968			¥ 15,924												¥ 4
Exercise of options, shares | shares				11,697,012																																													6,385,825	6,385,825
IPO Pre-offering ordinary shares converted to ordinary shares	¥ (37)				¥ (33)																																													¥ 53							¥ 17
IPO Pre-offering ordinary shares converted to ordinary shares, shares | shares	(55,053,770)				(55,957,962)																																												85,361,893	85,361,893						25,649,839	25,649,839
IPO preferred shares converted to ordinary shares										8,539,512				(336,179)											8,203,436										8,203,436															¥ 103
IPO preferred shares converted to ordinary shares, shares | shares																																																	158,900,014	158,900,014
Initial Public Offering										2,195,797															2,195,827										2,195,827															¥ 30
Initial Public Offering, shares | shares																																																	46,000,000	46,000,000
Exercise of Warrant C										38,844															38,844										38,844
Exercise of Warrant, Shares | shares																																																	638,569	638,569
Issuance of restricted ordinary shares to company’s interest shareholders as share based compensation										89,784															89,786										89,786															¥ 2
Issuance of restricted ordinary shares to company's interest shareholders as share based compensation, Shares | shares																																																	2,411,177	2,411,177
Acquisition of subsidiaries Zhuge												¥ 299															¥ 299				¥ 2,793					¥ 2,793	¥ 299
Repurchase of common shares																									(81,638)										(81,638)					(81,638)
Acquisition of subsidiaries Zhuge, Shares | shares																																																				30,462
Receive the Subscription receivables for Series C and Series E Redeemable Convertible Preferred Shares														336,179											336,179										336,179
Balance at Dec. 31, 2021										11,066,975									(232,268)						2,306,336					(1,065)					2,305,271					(81,638)					(8,446,942)					¥ 192							¥ 17
Balance, shares at Dec. 31, 2021 | shares																																																	299,727,940	299,727,940					309,105,485	25,649,839	25,649,839				25,649,839
Change in the ownership interest in the subsidiaries										4,877															4,877					(1,210)					3,667
Net loss																									(974,898)					(1,001)				$ (141,490)	(975,899)										(974,898)
Share-based compensation										107,462															107,462										107,462
Deemed dividends
Foreign currency translation adjustment, net of nil income taxes																			153,655						153,655									22,278	153,655
Exercise option										4,012															4,013										4,013															1
Exercise of options, shares | shares																																																						8,529,150
Issuance of restricted ordinary shares to company’s interest shareholders as share based compensation										1,034															1,034										1,034
Repurchase of common shares																									(39,261)										(39,261)					(39,261)
Repurchase of common shares | shares																																																	797,338	797,338
Balance at Dec. 31, 2022									$ 1,621,580	¥ 11,184,360								$ (11,398)	¥ (78,613)					$ 226,646	¥ 1,563,218				$ (475)	¥ (3,276)				$ 226,171	¥ 1,559,942				$ (17,529)	¥ (120,899)				$ (1,366,038)	¥ (9,421,840)				$ 28	¥ 193						$ 3	¥ 17
Balance, shares at Dec. 31, 2022 | shares																																																	309,054,428	309,054,428					309,105,485	25,649,839	25,649,839				25,649,839